SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes
Provision for income taxes	$ 0
Distributions
Distributions declared (in dollars per unit)	$ 0	$ 0	$ 0
Subscriptions
Minimum period for subscription of units before end of preceding month	10 days
Redemptions
Minimum notice period for redemption or exchange of units	10 days